Bright Rock Mid Cap Growth Fund
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 99.91%
Automobile Components — 2.27%
Gentex Corp. 60,000 $ 1,824,600
Beverages — 5.78%
Brown-Forman Corp. - Class B 29,500 1,732,830
Monster Beverage Corp. (a) 53,000 2,922,950
4,655,780
Capital Markets — 8.91%
FactSet Research Systems, Inc. 6,000 2,720,760
Morningstar, Inc. 10,000 2,833,600
SEI Investments Co. 27,600 1,619,292
7,173,652
Chemicals — 4.85%
Eastman Chemical Co. 20,000 1,676,600
Scotts Miracle-Gro Co. 40,000 2,226,400
3,903,000
Commercial Services & Supplies — 11.27%
Copart, Inc. (a) 140,000 7,030,800
Rollins, Inc. 50,250 2,047,185
9,077,985
Communications Equipment — 4.09%
Arista Networks, Inc. (a) 15,000 3,295,650
Consumer Staples Distribution & Retail — 0.81%
Dollar General Corp. 5,000 655,600
Containers & Packaging — 3.55%
AptarGroup, Inc. 22,500 2,855,025
Electrical Equipment — 3 .85%
AMETEK, Inc. 20,000 3,104,600
Electronic Equipment, Instruments & Components — 3.84%
Amphenol Corp. - Class A 34,000 3,093,660
Financial Services — 3.86%
Jack Henry & Associates, Inc. 19,600 3,110,324
Food Products — 4.67%
Hershey Co. 20,000 3,758,400
Ground Transportation — 2.42%
JB Hunt Transport Services, Inc. 10,500 1,945,335

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 99.91% (Continued)
Health Care Equipment & Supplies — 9.19%
Edwards Lifesciences Corp. (a) 25,000 $ 1,692,750
IDEXX Laboratories, Inc. (a) 7,000 3,260,740
ResMed, Inc. 15,500 2,444,815
7,398,305
Hotels, Restaurants & Leisure — 1.64%
Chipotle Mexican Grill, Inc. (a) 600 1,321,350
Insurance — 2.32%
Arthur J Gallagher & Co. 7,500 1,867,500
Life Sciences Tools & Services — 2.18%
West Pharmaceutical Services, Inc. 5,000 1,753,800
Oil, Gas & Consumable Fuels — 6.75%
Coterra Energy, Inc. 50,000 1,312,500
ONEOK, Inc. 59,850 4,120,673
5,433,173
Semiconductors & Semiconductor Equipment — 4.54%
Analog Devices, Inc. 15,800 2,897,404
Enphase Energy, Inc. (a) 7,500 757,650
3,655,054
Software — 3.17%
Tyler Technologies, Inc. (a) 6,250 2,555,250
Specialty Retail — 6.17%
Floor & Decor Holdings, Inc. - Class A (a) 11,000 1,008,810
Tractor Supply Co. 19,500 3,958,695
4,967,505
Trading Companies & Distributors — 3.78%
Fastenal Co. 50,800 3,046,476
TOTAL COMMON STOCKS (Cost $36,566,412) 80,452,024
MONEY MARKET FUNDS — 0.01%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio,
Institutional Class, 5.260% (b) 7,468 7,468
TOTAL MONEY MARKET FUNDS (Cost $7,468) 7,468
Total Investments (Cost $36,573,880) — 99.92% $80,459,492
Other Assets in Excess of Liabilities — 0.08% 64,678
TOTAL NET ASSETS — 100.00% $ 80,524,170
Percentages are stated as a percent of net assets.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive
property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
(a) Non-income producing security.
(b) The rate shown represents the seven-day yield as of November 30, 2023.

Bright Rock Mid Cap Growth Fund
Notes to Schedule of Investments
November 30, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:

Bright Rock Mid Cap Growth Fund
Notes to Schedule of Investments (Continued)
November 30, 2023 (Unaudited)
Bright Rock Mid Cap Growth Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stocks $ 80,452,024 $ – $ – $ 80,452,024
Total Equity Securities 80,452,024 – – 80,452,024
Money Market Funds 7,468 – – 7,468
Total Investments in Securities $ 80,459,492 $ – $ – $ 80,459,492
(1)
See the Schedule of Investments for industry classifications.